Unaudited Interim Condensed Consolidated Statement of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenues	€ 0	€ 0
Other income	2,270	1,849
Operating income	2,270	1,849
Research and development	(23,209)	(28,846)
General and administrative	(8,027)	(8,372)
Operating expenses	(31,236)	(37,218)
Operating loss	(28,966)	(35,369)
Financial income	2,807	672
Financial expenses	(1,791)	(265)
Financial income (loss)	1,016	407
Income tax	(2)	0
Net loss	€ (27,952)	€ (34,962)
Basic / Diluted loss per share (€/share)	€ (1.22)	€ (1.95)